Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended		63 Months Ended	174 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Dec. 31, 2016
Operating Activities:
Net loss	$ (984,330)	$ (393,209)	$ (4,044,171)	$ (3,629,530)	$ (855,886)	$ (6,939,490)	$ (44,222,918)	$ (40,188,414)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued for services			115,329	332,090	337,090	602,507
Warrants issued for services			204,597	1,188,933	1,623,958	59,037
Legal Settlement - replacement warrants						1,764,450
Loss on extinguishment of debt		56,221		628,510	628,510
Employee stock options				327,000	327,000	1,308,000
Non-cash interest expense			47,737	307,097	370,718
Change in fair value of derivative liability	5,148	(409,994)	1,542,548	(1,164,807)	(4,959,062)	50,237
Amortization of debt discount			791,528	657,426	743,051	57,038
Depreciation expense			19,452	19,452	25,936	25,853
Changes in operating assets and liabilities:
Prepaid expenses			(46,999)	95,175	95,175	(38,157)
Accounts payable			97,356	291,444	317,576	748,571
Accrued liabilities - related party			(57,419)	54,732	(37,917)	102,335
Customer deposits - related party
Accrued payroll liabilities			13,405	59,775	59,775	19,570
Net cash used in operating activities			(1,316,637)	(832,703)	(1,324,076)	(2,240,049)
Investing Activities:
Expenditure for Intangible assets			(15,680)	(7,736)	(12,968)	(13,634)
Expenditure for Equipment						(5,000)
Net cash used in investing activities			(15,680)	(7,736)	(12,968)	(18,634)
Financing Activities:
Proceeds from issuance of notes payable			574,985
Payment of notes payable			(14,414)
Issuance of common stock for cash, net of costs			1,166,000
Proceeds from sale of common stock, net				555,500	671,500	1,190,020
Proceeds from debt				643,347	1,091,715	925,000
Payments on debt				(368,563)	(374,762)	(17,326)
Net cash provided by financing activities			1,726,571	830,284	1,388,453	2,097,694
Net change in cash			394,254	(10,155)	51,409	(160,989)
Cash, beginning of period			62,291	10,882	10,882	171,871
Cash, end of period	$ 456,545	$ 727	456,545	727	62,291	10,882	$ 456,545	$ 62,291
Cash paid for: Interest			14,133	27,092	29,161	5,458
Cash paid for: Income taxes
Non-cash transactions:
Derivative liability offset by debt discount			54,985	281,329	492,405	305,667
Reduction of common stock issuable by issuing stock			105,000	465,400
Reduction of preferred stock payable by issuing stock			51,000
Debt and interest settled for common stock			492,340	$ 1,014,756	1,025,035
Stock issued for short term payables					22,910	$ (602,507)
Stock issued with debt					215,000
Warrants issued with debt					35,579
Reclassification of common share equivalents to derivative liabilities			$ (6,364,224)
Conversion of convertible notes					$ 833,401